Variable Interest Entities (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Revenue from Related Parties	$ 13,240	$ 9,744	$ 26,159	$ 18,362	$ 47,630	$ 28,788
Accounts Receivable, Net, Current, Total	54,306		54,306		44,955	50,928
Long Term Payment Agreement [Member]
Variable Interest Entity [Line Items]
Accounts Receivable, Net, Current, Total	$ 3,400		$ 3,400		$ 4,200
ES Windows LLC [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%		100.00%
Accounts Receivable, Related Parties	$ 18,600		$ 18,600		$ 13,800	11,800
Revenue from Related Parties	$ 11,000	9,600	$ 22,900	18,100	$ 37,100	28,900
Ventanas Solar SA [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%		100.00%
Accounts Receivable, Related Parties	$ 11,200		$ 11,200		$ 12,200	10,800
Ventanas Solar SA [Member] | Sales [Member]
Variable Interest Entity [Line Items]
Related Party Transaction, Amounts of Transaction	$ 1,600	$ 3,600	$ 2,600	$ 7,200	$ 200	$ 7,900